LOANS AND ALLOWANCE FOR CREDIT LOSSES - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Allowance for credit losses allocated to nonaccrual loans	$ 0	$ 0
Collateral-dependent loans	802,446	763,239
Commitments to lend additional funds	0	0
Subsequent defaults	0	0
Loans serviced for unrelated third parties	65,400	60,200
Unamortized balance of mortgage servicing rights	150	60
Fees earned for servicing loans	153	157
Aggregate amount of outstanding loans to related parties	6,800	6,400
30 to 89 days past due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Loans modified for borrowers experiencing financial difficulty		184
More than 30 days past due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Loans modified for borrowers experiencing financial difficulty	0
Residential real estate
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Collateral-dependent loans	318,694	303,156
Residential real estate | Residential real estate
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Collateral-dependent loans	331	598
Commercial real estate
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Collateral-dependent loans	370,380	349,369
Commercial real estate | Commercial real estate
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Collateral-dependent loans	328
Commercial and industrial
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Collateral-dependent loans	$ 32,582	39,596
Commercial and industrial | Other assets
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Collateral-dependent loans		$ 29